FEDERATED WORLD INVESTMENT SERIES, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 19, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED WORLD INVESTMENT SERIES, INC. (“Corporation”)
Federated International Leaders Fund (“Fund”)

1933 Act File No. 33-52149

1940 Act File No. 811-7141

Dear Sir or Madam:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, (“1933 Act”), is the Registration Statement on Form N-14 for the above-referenced Corporation.

The purpose of this Registration Statement is to register shares of beneficial interest of the above-named Fund under the 1933 Act. These shares are being registered in connection with the proposed Agreement and Plan of Reorganization pursuant to which Federated InterContinental Fund, a portfolio of Federated Equity Funds, would transfer substantially all of its assets to the Fund in exchange for shares of the Fund.

In connection with the review of this filing by Staff of the Securities and Exchange Commission (the “Staff”), the Fund acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the filings; Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and the Fund may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We would appreciate receiving any comments you may have by June 12, 2017. If you have any questions on the enclosed material, please do not hesitate to contact me at (412) 288-1165.

Very truly yours,

/s/ Sheryl L. McCall

Sheryl L. McCall

Senior Paralegal

Enclosures